Sungy Mobile Limited (Parent Company) (Tables) (Parent Company [Member])	12 Months Ended
Dec. 31, 2014
Parent Company [Member]
Condensed Balance Sheets

Condensed balance sheets

	December 31,
	2013	2014
	RMB	RMB
Cash and cash equivalents	705,047,599	72,705,962
Time deposits	—	424,000,000
Prepaid expenses and other current assets	2,234,180	13,516,856
Intangible assets	—	234,174
Investment in and amounts due from subsidiaries	236,814,824	263,560,893
Equity method investment	—	1,169,274
Investment securities	—	72,500,780
Other non-current assets	—	3,266,784

Total assets	944,096,603	850,954,723

Accrued expenses and other current liabilities	3,320,945	9,235,109
Amounts due to subsidiaries	105,785,121	66,749,022
Other non-current liabilities	—	2,257,528

Total liabilities	109,106,066	78,241,659

Ordinary shares	133,483	126,722
Treasury shares	—	(2,852,216)
Additional Paid-in Capital	1,111,259,393	1,084,368,371
Accumulated other comprehensive income	45,021,487	59,657,446
Accumulated deficit	(321,423,826)	(368,587,259)

Total shareholders’ equity	834,990,537	772,713,064

Commitments and contingencies	—	—

Total liabilities and shareholders’ equity	944,096,603	850,954,723

Condensed Statements of Comprehensive Income (Loss)

Condensed statements of comprehensive income (loss)

	2012	2013	2014
	RMB	RMB	RMB
Revenues	—	—	—
Cost of revenues	—	—	—

Gross profit	—	—	—
Operating expenses	(460,046)	(20,844,955)	(79,164,026)

Operating loss	(460,046)	(20,844,955)	(79,164,026)
Share of losses of an equity method investment	—	—	(206,750)
Investment income	—	—	8,274,923
Interest income	—	—	25,584,157
Share of earnings of subsidiaries	15,628,070	112,659,847	1,231,556

Income (loss) before income taxes	15,168,024	91,814,892	(44,280,140)

Income tax expense	—	—	(2,883,293)

Net income (loss)	15,168,024	91,814,892	(47,163,433)

Unrealized gains on available-for-sale investments, net of nil income tax	—	—	11,213,323
Foreign currency translation adjustment, net of nil income taxes	1,334,554	4,686,070	3,422,636

Comprehensive income (loss)	16,502,578	96,500,962	(32,527,474)

Condensed Statements of Cash Flows

Condensed statements of cash flows

	2012	2013	2014
	RMB	RMB	RMB
Net cash provided by (used in) operating activities	(157,634)	(7,591,906)	9,705,578

Investing activities:
Cash contribution into a subsidiary	(15,738,400)	—	—
Proceeds from disposal of an available-for-sale investment	—	—	38,582,907
Purchase of intangible assets	—	—	(251,877)
Acquisition of a subsidiary, net of acquisition costs	—	—	(26,740,168)
Investment in time deposits	—	—	(424,000,000)
Purchase of available-for-sale investments	—	—	(91,677,961)
Investment in an equity method investment	—	—	(1,497,457)

Net cash used in investing activities	(15,738,400)	—	(505,584,556)

Financing activities:
Cash received on behalf of subsidiaries and variable interest entities	16,055,569	73,410,999	8,761,525
Cash received from a subsidiary	—	—	9,828,357
Cash repaid to subsidiaries and variable interest entities	—	—	(58,749,259)
Payment of issuance cost of ordinary shares in connection with IPO	—	(9,444,448)	(850,546)
Proceeds from issuance of ordinary shares upon IPO, net of underwriting discounts and commissions of RMB39,307,514	—	515,076,220	—
Proceeds from concurrent private placement issuance of ordinary shares in connection with IPO	—	122,766,552	—
Payment for repurchase of ordinary shares	—	(2,500,354)	(96,621,376)
Proceeds from exercise of share options	—	2,123	1,598,330

Net cash provided by (used in) financing activities	16,055,569	699,311,092	(136,032,969)

Effect of foreign currency exchange rate changes on cash	(36,877)	(793,317)	(429,690)
Net increase (decrease) in cash	122,658	690,925,869	(632,341,637)
Cash at beginning of year	13,999,072	14,121,730	705,047,599

Cash at end of year	14,121,730	705,047,599	72,705,962